UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC

Address:  1140 Avenue of the Americas
          Suite 707
          New York, NY 10036

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Morris
Title:    Chief Financial Officer
Phone:    (212) 354-0193

Signature, Place and Date of Signing:


/s/ Paul Morris                     New York, NY            January 23, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $ 159,435
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE
                                                  Locust Wood Capital Advisers, LLC
                                                          December 31, 2005
          Column 1                 Column 2       Column 3    Column 4          Column 5        Col 6    Col 7        Column 8
          --------                 --------       --------    --------          --------        -----    -----        --------

                                                                Value    Shrs or   SH/   PUT/   Invsmt   Other    Voting Authority
       Name of Issuer           Title of Class      CUSIP     (x$1000)   Prn Amt   PRN   CALL   Dscrtn   Mngrs   Sole    Shared None
       --------------           --------------      -----     --------   -------   ---   ----   ------   -----   ----    ------ ----
ALLTELL CORP                    COM               020039103     2,840       45,000 SH           SOLE     NONE     45,000
AMERICAN EXPRESS CO             COM               025816109       360        7,000 SH           SOLE     NONE      7,000
ARTESYN TECHNOLOGIES INC        COM               043127109       942       91,500 SH           SOLE     NONE     91,500
ATLAS AMER INC                  COM               049167109     5,253       87,236 SH           SOLE     NONE     87,236
ATLAS PIPELINES PARTNERS LP     UNIT LP INT       049392103     2,067       50,900 SH           SOLE     NONE     50,900
BAXTER INTL                     COM               071813109     1,901       50,500 SH           SOLE     NONE     50,500
BERKSHIRE HATHAWAY INC          CL B              084670207     2,348          800 SH           SOLE     NONE        800
BERKSHIRE HATHAWAY INC          CL A              084670108     3,279           37 SH           SOLE     NONE         37
CENDANT CORP                    COM               151313103       518       30,000 SH           SOLE     NONE     30,000
CENVEO INC                      COM               15670S105     2,092      159,000 SH           SOLE     NONE    159,000
CITIGROUP INC                   COM               172967101     4,635       95,500 SH           SOLE     NONE     95,500
COMPUTER HORIZONS CORP          COM               205908106       996      229,000 SH           SOLE     NONE    229,000
DSW INC                         CL A              23334L102       868       33,100 SH           SOLE     NONE     33,100
ENDURANCE SPECIALITY HLDGS LT   SHS               G30397106     4,621      128,900 SH           SOLE     NONE    128,900
ENTERPRISE PROD PARTNERS        COM               293792107       204        8,500 SH           SOLE     NONE      8,500
EXXON MOBIL CORP                COM               30231G102     1,443       25,691 SH           SOLE     NONE     25,691
FEDERATED DEPT STORES INC DE    COM               31410H101     3,947       59,500 SH           SOLE     NONE     59,500
FIDELITY NATL FINL INC          COM               316326107     5,390      146,500 SH           SOLE     NONE    146,500
FIDELITY NATL TITLE GROUP INC   CL A              31620R105       577       23,684 SH           SOLE     NONE     23,684
FIRST DATA CORP                 COM               319963104     2,194       51,000 SH           SOLE     NONE     51,000
FREESCALE SEMICONDUCTOR INC     COM CL A          35687M107     5,416      215,000 SH           SOLE     NONE    215,000
GENERAL ELECTRIC CO             COM               369604103     9,464      270,000 SH           SOLE     NONE    270,000
GOOGLE INC                      CL A              38259P508     1,037        2,500 SH           SOLE     NONE      2,500
HOLLY CORP                      COM PAR $0.01     435758305       839       14,260 SH           SOLE     NONE     14,260
HOME DEPOT INC                  COM               437076102     4,129      102,000 SH           SOLE     NONE    102,000
HONEYWELL INTL INC              COM               438516106     4,470      120,000 SH           SOLE     NONE    120,000
HUDSON CITY BANCORP             COM               443683107    11,247      928,000 SH           SOLE     NONE    928,000
INVESTORS BANCRP INC            COM               46146P102       552       50,000 SH           SOLE     NONE     50,000
JPMORGAN CHASE & CO             COM               46625H100     5,874      148,000 SH           SOLE     NONE    148,000
KINDER MORGAN INC KANS          COM               49455P101     5,609       61,000 SH           SOLE     NONE     61,000
LEGACY BANCORP INC              COM               52463G105       668       50,000 SH           SOLE     NONE     50,000
LIBERTY GLOBAL INC              COM SER C         530555309       848       40,000 SH           SOLE     NONE     40,000
LIBERTY GLOBAL INC              COM SER A         530555101       934       41,500 SH           SOLE     NONE     41,500
LIBERTY MEDIA CORP NEW          COM SER A         530718105       813      103,300 SH           SOLE     NONE    103,300
MCDONALDS CORP                  COM               580135101     5,867      174,000 SH           SOLE     NONE    174,000
MICROSOFT CORP                  COM               594918104     9,754      373,000 SH           SOLE     NONE    373,000
NORTHSTAR RLTY FIN CORP         COM               66704R100     2,884      283,000 SH           SOLE     NONE    283,000
PEPSICO INC                     COM               713448108     1,548       26,200 SH           SOLE     NONE     26,200
PFIZER INC                      COM               717081103       583       25,000 SH           SOLE     NONE     25,000
RESOURCE AMER INC               CL A              761195205     2,285      134,000 SH           SOLE     NONE    134,000
SEASPAN CORP                    COM               Y75638109     1,509       76,400 SH           SOLE     NONE     76,400
STAR GAS PARTNERS LP            UNIT LTD PARTNR   85512C105       664      357,000 SH           SOLE     NONE    357,000
TEEKAY LNG PARTNERS LP          PRTNRSP UNITS     Y8564M105     4,532      153,000 SH           SOLE     NONE    153,000
TEEKAY SHIPPING MARSHALL ISL    COM               Y8564W103     2,853       71,500 SH           SOLE     NONE     71,500
TIME WARNER INC                 COM               887317105       889       51,000 SH           SOLE     NONE     51,000
TRIARC COS INC                  CL B SER 1        895927309     1,574      106,000 SH           SOLE     NONE    106,000
UNITED TECHNOLOGIES CORP        COM               913017109     3,019       54,000 SH           SOLE     NONE     54,000
US AIRWAYS GROUP INC            COM               90341W108     2,600       70,000 SH           SOLE     NONE     70,000
VIACOM INC                      CL B              925524308     4,662      143,000 SH           SOLE     NONE    143,000
WAL-MART STORES INC             COM               931142103     1,685       36,000 SH           SOLE     NONE     36,000
WASHINGTON GROUP INTL INC       COM NEW           938862208     1,589       30,000 SH           SOLE     NONE     30,000
WENDYS INTL INC                 COM               950590109     8,510      154,000 SH           SOLE     NONE    154,000
WHIRLPOOL CORP                  COM               963320106     2,006       23,955 SH           SOLE     NONE     23,955
WRIGHT EXPRESS CORP             COM               98233Q105     2,049       93,150 SH           SOLE     NONE     93,150

04071.0001 #633510